                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                   Date of Fiscal Year End: September 30, 2004

            Date of Reporting Period: Six months ended March 31, 2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.44	$9.59	$10.07	$ 9.79	$9.88	$10.23
Income From Investment Operations:
Net investment income	0.18	0.43	0.54	0.65	0.69	0.63
Net realized and unrealized gain (loss) on investments	0.02	(0.15)	(0.47)	0.29	(0.10)	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.20	0.28	0.07	0.94	0.59	0.28

Less Distributions:
Distributions from net investment income	(0.19)	(0.43)	(0.55)	(0.66)	(0.68)	(0.63)

Net Asset Value, End of Period	$9.45	$9.44	$ 9.59	$10.07	$9.79	$ 9.88

Total Return[1]	2.11%	2.96%	0.69%	9.95%	6.17%	2.88%

Ratios to Average Net Assets:

Expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	3.72%[2]	4.51%	5.53%	6.51%	7.12%	6.45%

Expense waiver/reimbursement[3]	0.75%[2]	0.69%	0.58%	0.62%	0.73%	0.91%

Supplemental Data:

Net assets, end of period (000 omitted)	$93,068	$68,231	$96,712	$100,519	$87,780	$66,820

Portfolio turnover	25%	94%	49%	35%	34%	53%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.45	$9.59	$10.07	$ 9.79	$9.88	$10.23
Income From Investment Operations:
Net investment income	0.15	0.40	0.52	0.64	0.67	0.60
Net realized and unrealized gain (loss) on investments	0.02	(0.14)	(0.48)	0.27	(0.11)	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.26	0.04	0.91	0.56	0.25

Less Distributions:
Distributions from net investment income	(0.17)	(0.40)	(0.52)	(0.63)	(0.65)	(0.60)

Net Asset Value, End of Period	$9.45	$9.45	$ 9.59	$10.07	$9.79	$ 9.88

Total Return[1]	1.95%	2.76%	0.39%	9.62%	5.86%	2.57%

Ratios to Average Net Assets:

Expenses	0.65%[2]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	3.48%[2]	4.21%	5.20%	6.16%	6.82%	6.09%

Expense waiver/reimbursement[3]	0.70%[2]	0.64%	0.53%	0.57%	0.68%	0.86%

Supplemental Data:

Net assets, end of period (000 omitted)	$17,973	$22,764	$36,183	$26,345	$9,625	$8,749

Portfolio turnover	25%	94%	49%	35%	34%	53%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.1%
		Federal National Mortgage Association--3.0%
$1,327,773		Federal National Mortgage Association ARM 544843, 3.71%, 10/01/2027	$1,353,399
1,906,588		Federal National Mortgage Association ARM 556379, 2.64%, 5/01/2040	1,961,344

		TOTAL	3,314,743

		Government National Mortgage Association--0.1%
87,324		Government National Mortgage Association ARM 8902, 30 Year, 4.38%, 1/20/2022	89,043

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,371,830)	3,403,786

		ASSET-BACKED SECURITIES--26.0%[1]
		Auto Receivables--9.1%
1,000,000		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/15/2006	1,011,371
500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	502,428
1,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	1,006,960
1,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.15%, 5/15/2007	1,000,340
535,477	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	543,847
739,935		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	739,935
338,705		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	340,372
1,000,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	1,008,200
500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	510,970
1,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.23%, 8/15/2008	999,060
1,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.19%, 11/15/2007	1,005,400
1,737	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	1,737
11,041	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	11,179
21,662		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	21,715
635,305		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	641,855
750,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	754,674

		TOTAL	10,100,043

		Credit Card--5.3%
750,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	765,353
755,000		Bank One Issuance Trust 2002-B1, Class B1, 1.47%, 12/15/2009	760,413
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Credit Card--continued
$750,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	$764,505
1,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.12%, 2/9/2009	1,011,120
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,050,310
500,000		MBNA Master Credit Card Trust 2000-D, Class B, 1.52%, 9/15/2009	503,145
1,000,000	[2]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	1,024,446

		TOTAL	5,879,292

		Home Equity Loan--8.0%
4,999,931		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	99,099
345,829	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 2.55%, 5/25/2029	303,465
402,908	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 2.84%, 5/25/2029	317,290
3,864,731		Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	77,001
25,334		C-BASS ABS LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	25,326
4,150,000		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	64,864
1,000,000	[2]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.73%, 3/25/2020	1,010,150
796,432		Chase Funding Net Interest Margin 2003-6, Class NOTE, 5.00%, 1/27/2035	795,477
500,000		Countrywide Asset Backed Certificates 2002-1, Class M2, 2.19%, 8/25/2032	497,740
679,631		Fifth Third Home Equity Loan Trust, Class A, 1.34%, 9/20/2023	679,420
492,692		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 1.44%, 3/25/2034	493,419
494,259		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 1.33%, 11/25/2034	495,085
700,312	[2]	First Franklin Net Interest Margin Trust 2004-FFA, Class A, 5.00%, 3/27/2024	699,437
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	590,613
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	388,343
484,743		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	507,923
109,416	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	22,977
10,000,000	[2]	Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	224,200
1,000,000		Quest Trust 2004 - X1, Class A, 1.42%, 2/25/2034	999,060
500,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	502,925
7,261,146		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	40,880

		TOTAL	8,834,694

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Manufactured Housing--0.5%
$382,652		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	$25,060
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.70%, 6/7/2016	513,130

		TOTAL	538,190

		Other--2.2%
1,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	1,000,160
70,900	[2]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.64%, 9/20/2010	70,933
366,268	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	374,795
1,000,000		John Deere Owner Trust 2003-A, Class A2, 1/17/2006	1,000,897

		TOTAL	2,446,785

		Rate Reduction Bond--0.9%
411,368		California Infrastructure & Development Bank SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	437,482
571,481		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	578,316

		TOTAL	1,015,798

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $30,339,280)	28,814,802

		CORPORATE BONDS--31.5%
		Basic Industry - Chemicals--0.7%
400,000		ChevronTexaco Corp., 5.70%, 12/1/2008	424,068
400,000		Praxair, Inc., 2.75%, 6/15/2008	395,996

		TOTAL	820,064

		Basic Industry - Metals & Mining--0.5%
500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	505,595

		Basic Industry - Paper--0.9%
400,000		International Paper Co., 8.125%, 7/8/2005	432,500
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	517,680

		TOTAL	950,180

		Capital Goods - Aerospace & Defense--0.2%
250,000		Boeing Capital Corp., 5.65%, 5/15/2006	267,625

		Communications - Media & Cable--0.6%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	445,408
150,000		Comcast Corp., 6.375%, 1/30/2006	160,869
100,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	110,018

		TOTAL	716,295

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.3%
$300,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	$327,075

		Communications - Telecom Wireless--0.7%
250,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	264,857
500,000	[2,3]	Verizon Wireless, Inc., 1.19%, 5/23/2005	499,660

		TOTAL	764,517

		Communications - Telecom Wirelines--2.0%
250,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	273,695
500,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	519,800
500,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	538,210
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	434,612
400,000		Telefonos de Mexico, 8.25%, 1/26/2006	439,812

		TOTAL	2,206,129

		Consumer Cyclical - Automotive--2.0%
400,000		American Honda Finance Corp., 3.85%, 11/6/2008	412,892
250,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	261,467
500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	532,635
100,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	103,512
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	535,190
400,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	409,784

		TOTAL	2,255,480

		Consumer Cyclical - Entertainment--1.1%
300,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	312,777
400,000		International Speedway Corp., 7.875%, 10/15/2004	413,076
500,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	536,605

		TOTAL	1,262,458

		Consumer Cyclical - Retailers--1.7%
400,000		CVS Corp., 5.625%, 3/15/2006	428,312
500,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	550,325
400,000		Target Corp., 3.375%, 3/1/2008	408,568
500,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	516,215

		TOTAL	1,903,420

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Consumer Products--1.3%
$500,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	$549,225
400,000		Gillette Co., 2.875%, 3/15/2008	402,400
500,000		Procter & Gamble Co., 3.50%, 12/15/2008	511,135

		TOTAL	1,462,760

		Consumer Non-Cyclical - Food/Beverage--1.2%
400,000		Diageo Capital PLC, 3.375%, 3/20/2008	406,484
400,000		General Mills, Inc., 3.875%, 11/30/2007	414,792
450,000		Kellogg Co., Note, 6.00%, 4/1/2006	485,293

		TOTAL	1,306,569

		Consumer Non-Cyclical - Health Care--0.4%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	405,404

		Consumer Non-Cyclical - Pharmaceuticals--0.9%
500,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	542,695
500,000		Lilly (Eli) & Co., Note, 2.90%, 3/15/2008	502,345

		TOTAL	1,045,040

		Consumer Non-Cyclical - Supermarkets--0.9%
500,000		Kroger Co., Sr. Note, 6.375%, 3/1/2008	557,285
400,000		Safeway Inc., 6.15%, 3/1/2006	429,260

		TOTAL	986,545

		Energy - Independent--0.4%
400,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	395,248

		Energy - Integrated--1.4%
500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	506,545
500,000		Conoco, Inc., 5.45%, 10/15/2006	539,855
500,000		Conoco, Inc., Sr. Note, 5.90%, 4/15/2004	500,950

		TOTAL	1,547,350

		Energy - Refining--0.3%
300,000		Valero Energy Corp., 7.375%, 3/15/2006	328,152

		Financial Institution - Banking--2.1%
500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	540,665
400,000		PNC Funding Corp., 5.75%, 8/1/2006	431,160
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	432,708
400,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	429,784
500,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	539,475

		TOTAL	2,373,792

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--1.9%
$750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	$788,835
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	409,136
450,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	488,165
400,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	432,832

		TOTAL	2,118,968

		Financial Institution - Finance Noncaptive--1.9%
400,000		American Express Co., 3.75%, 11/20/2007	415,388
350,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	376,345
500,000		General Electric Capital Corp., 5.35%, 3/30/2006	533,910
250,000		HSB Capital I, Company Guarantee, 2.03%, 7/15/2027	239,513
500,000		SLM Corp., 5.625%, 4/10/2007	545,760

		TOTAL	2,110,916

		Financial Institution - Insurance - Life--0.5%
500,000	[2,3]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	539,255

		Financial Institution - Insurance - P&C--0.9%
500,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	541,385
400,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	432,972

		TOTAL	974,357

		Financial Institution - REITs--1.3%
400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	395,688
400,000		EOP Operating LP, 8.375%, 3/15/2006	447,804
500,000		Simon Property Group, Inc., 6.375%, 11/15/2007	554,540

		TOTAL	1,398,032

		Foreign-Local-Government--0.9%
500,000		Ontario, Province of, 2.35%, 6/30/2006	505,140
500,000		Quebec, Province of, 5.50%, 4/11/2006	533,325

		TOTAL	1,038,465

		Technology--2.4%
400,000		Computer Sciences Corp., 7.50%, 8/8/2005	430,420
400,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	451,076
400,000		FIserv, Inc., Note, 4.00%, 4/15/2008	408,632
500,000		First Data Corp., 3.375%, 8/1/2008	508,545
350,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	373,128
500,000		IBM Corp., 4.125%, 6/30/2005	516,545

		TOTAL	2,688,346

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.4%
$435,000	[2,3]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	$434,843

		Utility - Electric--1.7%
500,000		Alabama Power Co., 2.65%, 2/15/2006	505,925
400,000		FPL Group, Inc., 3.25%, 4/11/2006	411,608
500,000		PSEG Power LLC, 6.875%, 4/15/2006	545,775
400,000		Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009	401,732

		TOTAL	1,865,040

		TOTAL CORPORATE BONDS (IDENTIFIED COST $34,438,229)	34,997,920

		MORTGAGE-BACKED SECURITIES--1.0%
		Federal National Mortgage Association--0.9%
500,000		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	525,310
499,149		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	524,416

		TOTAL	1,049,726

		Government National Mortgage Association--0.1%
20,089		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	22,041
77,624		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	87,788

		TOTAL	109,829

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,161,477)	1,159,555

		COLLATERALIZED MORTGAGE OBLIGATIONS--10.8%[1]
		Federal Home Loan Mortgage Corporation--4.7%
1,143,978		Federal Home Loan Mortgage Corp. Structured Pass Through (Series H010), Class A1, 1.582%, 8/15/2008	1,133,207
779,442		Federal Home Loan Mortgage Corp. Structured Pass Through (Series H009), Class A2, 1.876%, 3/15/2008	766,932
2,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through (Series H008), Class A3, 2.29%, 6/15/2007	2,005,798
666,099		Federal Home Loan Mortgage Corp., Series 2571, Class FB, 1.44%, 2/15/2018	665,586
692,799		Federal Home Loan Mortgage Corp., Series SF1, Class A3, 2.00%, 12/15/2008	694,739

		TOTAL	5,266,262

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued[1]
		Federal National Mortgage Association--1.7%
$136,736		Federal National Mortgage Association, Series 1993-32, Class H, 6.00%, 3/25/2023	$142,835
683,038		Federal National Mortgage Association, Series 2002-22, Class PE, 6.50%, 11/25/2030	702,512
1,000,000		Federal National Mortgage Association, Series 2003-99, Class TD, 5.00%, 1/25/2024	1,029,620

		TOTAL	1,874,967

		Non-Agency Mortgage--4.4%
551,975	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	541,283
65,506	[2]	Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 3.28%, 2/1/2017	65,506
496,016		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	499,260
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.42%, 1/25/2029	1,220,285
295,252	[2,3]	RESI Finance LP 2002-A, Class B3, 2.70%, 10/10/2034	302,989
45,381	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.67%, 10/26/2023	34,816
138,282		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	139,263
27,799	[2,3]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.606%, 1/28/2025	21,327
1,000,000		Structured Asset Securities Corp. 2003-25XS, Class A2, 2.69%, 8/25/2033	1,006,770
1,000,000		Washington Mutual 2003-AR9, Class IA2A, 2.341%, 10/25/2033	998,780

		TOTAL	4,830,279

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,693,967)	11,971,508

		U.S. GOVERNMENT AGENCIES--1.4%[1]
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	558,975
1,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	1,011,970

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $1,505,055)	1,570,945

		U.S. TREASURY OBLIGATIONS--11.7%
		U.S. Treasury Notes--11.7%
1,000,000		2.00%, 5/15/2006	1,008,440
3,000,000		2.625%, 11/15/2006	3,060,000
2,000,000		3.00%, 2/15/2008	2,047,500
1,000,000		3.25%, 8/15/2008	1,028,280
5,500,000		5.75%, 11/15/2005	5,885,880

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $12,611,149)	13,030,100

Shares			Value
		MUTUAL FUNDS--14.8%[4]
270,029		Federated Mortgage Core Portfolio	$2,770,498
782,421		High-Yield Bond Portfolio	5,414,352
8,228,977		Prime Value Obligations Fund, IS Shares	8,228,977

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,122,248)	16,413,827

		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $111,243,235)[5]	111,362,443

		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(320,520)

		TOTAL NET ASSETS--100%	$111,041,923

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than that indicated by their final maturity.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2004, these securities amounted to $10,099,002 which represents 9.1% of net assets. Included in these amounts are restricted securities which have been deemed liquid amounting to $3,632,656 and represents 3.3% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $111,243,235.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $16,413,827 of investments in affiliated issuers (Note 5) (identified cost $111,243,235)		$111,362,443
Income receivable		839,719
Receivable for investments sold		20,482
Receivable for shares sold		39,263
Prepaid expenses		7,679

TOTAL ASSETS		112,269,586

Liabilities:
Payable for investments purchased	$999,873
Payable for shares redeemed	57,976
Income distribution payable	144,900
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	20,085
Payable for distribution services fee (Note 5)	827
Payable for shareholder services fee (Note 5)	4,002

TOTAL LIABILITIES		1,227,663

Net assets for 11,746,192 shares outstanding		$111,041,923

Net Assets Consist of:
Paid in capital		$118,142,635
Net unrealized appreciation of investments		119,208
Accumulated net realized loss on investments		(7,140,505)
Distributions in excess of net investment income		(79,415)

TOTAL NET ASSETS		$111,041,923

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$93,068,473 ÷ 9,844,877 shares outstanding		$9.45

Institutional Service Shares:
$17,973,450 ÷ 1,901,315 shares outstanding		$9.45

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $204)			$1,685,108
Dividends (received from affiliated issuers) (Note 5)			302,884

TOTAL INCOME			1,987,992

Expenses:
Investment adviser fee (Note 5)		$194,722
Administrative personnel and services fee (Note 5)		92,036
Custodian fees		5,983
Transfer and dividend disbursing agent fees and expenses (Note 5)		34,955
Directors'/Trustees' fees		1,627
Auditing fees		8,480
Legal fees		5,511
Portfolio accounting fees (Note 5)		30,416
Distribution services fee--Institutional Service Shares (Note 5)		27,088
Shareholder services fee--Institutional Shares (Note 5)		94,613
Shareholder services fee--Institutional Service Shares (Note 5)		27,088
Share registration costs		22,751
Printing and postage		16,424
Insurance premiums		782
Taxes		3,564
Miscellaneous		793

TOTAL EXPENSES		566,833

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(194,722)
Waiver of administrative personnel and services fee	(14,126)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,334)
Waiver of distribution services fee--Institutional Service Shares	(21,671)
Waiver of shareholder services fee--Institutional Shares	(94,613)
Reimbursement of other operating expenses	(35,095)

TOTAL WAIVERS AND REIMBURSEMENTS		(361,561)

Net expenses			205,272

Net investment income			1,782,720

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $10,297 on sales of investments in affiliated issuers)			(1,910,498)
Net change in unrealized depreciation of investments			2,181,361

Net realized and unrealized gain on investments			270,863

Change in net assets resulting from operations			$2,053,583

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2004	Year Ended 9/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,782,720	$4,724,550
Net realized loss on investments	(1,910,498)	(1,187,570)
Net change in unrealized appreciation/depreciation of investments	2,181,361	(474,028)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,053,583	3,062,952

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,485,599)	(3,392,132)
Institutional Service Shares	(403,844)	(1,316,245)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,889,443)	(4,708,377)

Share Transactions:
Proceeds from sale of shares	49,923,733	42,477,222
Net asset value of shares issued to shareholders in payment of distributions declared	814,057	1,543,725
Cost of shares redeemed	(30,855,053)	(84,274,653)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,882,737	(40,253,706)

Change in net assets	20,046,877	(41,899,131)

Net Assets:
Beginning of period	90,995,046	132,894,177

End of period (including undistributed (distributions in excess of) net investment income of $(79,415) and $27,308, respectively)	$111,041,923	$90,995,046

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the lastest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each illiquid restricted security held at March 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class MII3, 2.55%, 5/25/2029	5/14/1998	$345,829

Bayview Financial Acquisition Trust 1998-1, Class MII4, 2.84%, 5/25/2029	6/2/1998	402,908

C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	451,843

CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.64%, 9/20/2010	10/25/2002	70,900

Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.73%, 3/25/2020	11/20/2003	999,984

Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 3.28%, 2/1/2017	2/25/1997	65,772

First Franklin Nim Trust 2004-FFA, Class A, 5.00, 3/27/2024	3/11/2004	699,437

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	535,393

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	366,228

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.42%, 1/25/2029	3/12/1999	1,029,368

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	108,887

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	5/14/1998	1,737

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	9/9/1998	11,040

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	1,035,586

Quest Trust 2002-X1, Class S, 5.25%, 11/25/2004	5/22/2002	292,140

Resecuritization Mortgage Trust 1998-A, Class B3, 7.67%, 10/26/2023	2/12/1999	39,099

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,716,763	$44,416,344	2,995,121	$28,460,530
Shares issued to shareholders in payment of distributions declared	63,659	599,347	107,621	1,022,123
Shares redeemed	(2,159,649)	(20,319,695)	(5,964,478)	(56,837,037)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,620,773	$24,695,996	(2,861,736)	$(27,354,384)

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	585,750	$5,507,389	1,473,586	$14,016,692
Shares issued to shareholders in payment of distributions declared	22,823	214,710	54,926	521,602
Shares redeemed	(1,117,356)	(10,535,358)	(2,891,550)	(27,437,616)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(508,783)	$(4,813,259)	(1,363,038)	$(12,899,322)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,111,990	$19,882,737	(4,224,774)	$(40,253,706)

4. FEDERAL TAX INFORMATION

At March 31, 2004, the cost of investments for federal tax purposes was $111,243,235. The net unrealized appreciation of investments for federal tax purposes was $119,208. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,940,109 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,820,901.

At September 30, 2003, the Fund had a capital loss carryforward of $4,354,931 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 452,948

2009	$ 229,826

2011	$3,672,157

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

High-Yield Bond Portfolio	$200,064

Federated Mortgage Core Portfolio	$75,984

Prime Value Obligations Fund	$26,836

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntary choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended March 31, 2004 the fees paid to FAS and FServ were $64,781 and $13,129, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,238, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2004, were as follows:

Purchases	$30,818,379

Sales	$17,480,470

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q408
Cusip 31428Q309

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01998-06 (5/04)

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.23	$10.46	$10.31	$ 9.84	$9.77	$10.11
Income From Investment Operations:
Net investment income	0.21	0.39	0.60	0.68	0.68	0.67
Net realized and unrealized gain (loss) on investments	0.04	(0.12)	0.23	0.47	0.08	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.27	0.83	1.15	0.76	0.32

Less Distributions:
Distributions from net investment income	(0.21)	(0.39)	(0.60)	(0.68)	(0.68)	(0.66)
Distributions from net realized gain on investments	(0.08)	(0.11)	(0.08)	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.29)	(0.50)	(0.68)	(0.68)	(0.69)	(0.66)

Net Asset Value, End of Period	$10.19	$10.23	$10.46	$10.31	$9.84	$ 9.77

Total Return[1]	2.56%	2.62%	8.40%	12.03%	8.11%	3.20%

Ratios to Average Net Assets:

Expenses	0.33%[2]	0.31%	0.30%	0.30%	0.30%	0.30%

Net investment income	4.22%[2]	3.78%	5.82%	6.63%	7.07%	6.63%

Expense waiver/reimbursement[3]	0.50%[2]	0.51%	0.55%	0.67%	2.09%	3.65%

Supplemental Data:

Net assets, end of period (000 omitted)	$276,381	$309,572	$300,613	$139,737	$36,722	$17,049

Portfolio turnover	39%	127%	105%	99%	66%	150%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.23	$10.46	$10.31	$ 9.84	$9.77	$10.11
Income From Investment Operations:
Net investment income	0.20	0.36	0.57	0.65	0.66	0.66
Net realized and unrealized gain (loss) on investments	0.04	(0.12)	0.23	0.47	0.07	(0.37)

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.24	0.80	1.12	0.73	0.29

Less Distributions:
Distributions from new investment income	(0.20)	(0.36)	(0.57)	(0.65)	(0.65)	(0.63)
Distributions from net realized gain on investments	(0.08)	(0.11)	(0.08)	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.28)	(0.47)	(0.65)	(0.65)	(0.66)	(0.63)

Net Asset Value, End of Period	$10.19	$10.23	$10.46	$10.31	$9.84	$ 9.77

Total Return[1]	2.41%	2.31%	8.07%	11.69%	7.79%	2.89%

Ratios to Average Net Assets:

Expenses	0.63%[2]	0.61%	0.60%	0.60%	0.60%	0.60%

Net investment income	3.94%[2]	3.48%	5.53%	6.28%	6.72%	6.38%

Expense waiver/reimbursement[3]	0.45%[2]	0.46%	0.50%	0.62%	2.04%	3.60%

Supplemental Data:

Net assets, end of period (000 omitted)	$50,717	$48,632	$48,896	$33,261	$406	$529

Portfolio turnover	39%	127%	105%	99%	66%	150%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2004 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--92.1%
		Federal Home Loan Mortgage Corporation--41.1%
$24,000,000	[1]	4.500%, 4/1/2019	$24,307,440
41,212,960		5.000%, 11/1/2017 - 1/1/2034	41,706,561
34,398,496	[1]	5.500%, 7/1/2033 - 4/1/2034	35,262,647
10,000,000	[1]	6.000%, 4/1/2034	10,393,800
10,429,050		6.500%, 8/1/2031 - 4/1/2033	10,960,357
8,395,603		7.000%, 3/1/2017 - 10/1/2032	8,926,673
2,242,248		7.500%, 1/1/2027 - 2/1/2031	2,415,280
358,924		8.000%, 3/1/2031	387,638

		TOTAL	134,360,396

		Federal National Mortgage Association--45.8%
5,952,896		4.500%, 11/1/2018	6,029,152
14,669,530		5.000%, 4/1/2018 - 6/1/2018	15,091,123
48,094,648	[1]	5.500%, 5/1/2018 - 4/1/2034	49,659,913
25,383,300	[1]	6.000%, 4/1/2033 - 4/1/2034	26,414,369
39,365,301		6.500%, 2/1/2014 - 2/1/2033	41,361,826
10,288,518		7.000%, 6/1/2016 - 7/1/2032	10,968,143
277,872		7.500%, 4/1/2015 - 12/1/2031	297,756
90,831		8.000%, 12/1/2026	98,637

		TOTAL	149,920,919

		Government National Mortgage Association--5.2%
6,000,000	[1]	5.000%, 4/15/2034	6,043,140
7,155,269		5.500%, 1/15/2034 - 2/15/2034	7,358,764
1,208,682		7.000%, 9/15/2028 - 11/15/2031	1,288,384
602,514		7.500%, 7/15/2030	647,889
1,483,401		8.000%, 10/15/2030 - 11/15/2030	1,614,706

		TOTAL	16,952,883

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $298,252,429)	301,234,198

		COLLATERALIZED MORTGAGE OBLIGATIONS--4.6%
		Federal Home Loan Mortgage Corporation--0.5%
424,488		0.000%, 4/1/2028, REMIC (Series 197-PO)	378,589
13,485,444		4.500%, 8/15/2011, REMIC (Series 2706-IO)	895,299
22,612		6.500%, 10/15/2026, REMIC (Series 2139-IO)	131
1,223,429		6.500%, 7/15/2028, REMIC (Series 2070-IO)	195,174

		TOTAL	1,469,193

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--1.3%
$39,377,302		0.678%, 1/19/2039, REMIC (Series GT 99-T2-X)	$662,925
39,192,564		0.798%, 10/25/2040, REMIC (Series 2001-T1-IO1)	857,533
1,481,557		6.000%, 10/25/2028, REMIC (Series 2001-33-IC)	21,009
5,160,082		6.560%, 9/25/2016, REMIC (Series 2003-3-HS)	417,709
2,000,000		6.500%, 9/25/2028, REMIC (Series 2002-W3-A4)	2,146,250
560,913		6.500%, 3/1/2032, REMIC (Series 321-2)	92,898
1,141,474		7.000%, 3/1/2032, REMIC (Series 320-2)	187,636

		TOTAL	4,385,960

		Non-Agency--2.8%
2,920,659		Chase Mortgage Finance Corp. 2003-S11, 5.000%, 10/25/2033	2,958,394
2,985,734		Chase Mortgage Finance Corp. 2003-S14, 5.000%, 1/25/2034	3,036,670
12,338	[2]	Lehman Structured Securities Corp. 2001-GE3, 22.822%, 5/28/2018	12,257
184,943	[2]	Lehman Structured Securities Corp. 2002-GE1, 0.000%, 7/26/2024	176,620
1,023,293	[2]	Salomon Brothers Mortgage Securities VII 1999-4, 2.251%, 12/25/2027	962
69,113		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	69,044
2,905,118		Wells Fargo Mortgage-Backed Securities Trust 2003-18, 5.500%, 12/25/2033	2,982,307

		TOTAL	9,236,254

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,950,044)	15,091,407

		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
96,949		Mellon Bank Home Equity Installment Loan 1999-1, 6.950%, 3/25/2015	101,585

		Manufactured Housing--0.0%
302,838		Green Tree Financial Corp. 1999-5, 9.200%, 4/1/2031	19,833

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,094,301)	121,418

		GOVERNMENT AGENCIES--2.2%
		Federal National Mortgage Association--2.2%
7,000,000		5.500%, 7/18/2012 (IDENTIFIED COST $7,064,510)	7,267,820

		REPURCHASE AGREEMENTS--26.1%
32,500,000	[3,4]	Interest in $207,500,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.020%, dated 3/15/2004, to be repurchased at $32,528,546 on 4/15/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2037	32,500,000
6,000,000	[3,4]	Agreement with Goldman Sachs & Co., 1.010%, dated 3/18/2004, to be repurchased at $6,005,555 on 4/20/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	6,000,000
4,872,000		Interest in $1,500,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.090%, dated 3/31/2004, to be repurchased at $4,872,148 on 4/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2037	4,872,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[3,4]	Interest in $12,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.010%, dated 3/15/2004, to be repurchased at $5,004,349 on 4/15/2004, collateralized by U.S. Government Agency Obligations maturing to 5/1/2018	$5,000,000
31,000,000	[3,4]	Interest in $269,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.020%, dated 3/18/2004, to be repurchased at $31,028,985 on 4/20/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2034	31,000,000
6,000,000	[3,4]	Interest in $164,000,000 joint repurchase agreement with UBS Securities LLC, 1.020%, dated 3/23/2004, to be repurchased at $6,005,100 on 4/22/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2034	6,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	85,372,000

		TOTAL INVESTMENTS--125.1% (IDENTIFIED COST $409,733,284)[5]	409,086,843

		OTHER ASSETS AND LIABILITIES - NET--(25.1)%	(81,988,824)

		TOTAL NET ASSETS--100%	$327,098,019

1 All or a portion of these securities are subject to dollar roll transactions.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2004, these securities amounted to $189,839 which represents 0.1% of total net assets.

3 Security held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 The cost of investments for federal tax purposes amounts to $409,733,284.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Investments in securities	$323,714,843
Investments in repurchase agreements	85,372,000

Total investments in securities, at value (identified cost $409,733,284)		$409,086,843
Cash		677
Income receivable		1,207,366
Receivable for investments sold		501,919
Receivable for shares sold		244,069
Prepaid expenses		15,856

TOTAL ASSETS		411,056,730

Liabilities:
Payable for shares redeemed	598,745
Income distribution payable	553,087
Payable for dollar roll transactions	82,775,783
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	18,347
Payable for distribution services fee (Note 5)	2,125
Payable for shareholder services fee (Note 5)	10,624

TOTAL LIABILITIES		83,958,711

Net assets for 32,097,822 shares outstanding		$327,098,019

Net Assets Consist of:
Paid in capital		$326,950,586
Net unrealized depreciation of investments		(646,441)
Accumulated net realized gain on investments		815,273
Distributions in excess of net investment income		(21,399)

TOTAL NET ASSETS		$327,098,019

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$276,380,956 ÷ 27,121,056 shares outstanding		$10.19

Institutional Service Shares:
$50,717,063 ÷ 4,976,766 shares outstanding		$10.19

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2004 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $785,318)			$7,699,446
Dividends (received from affiliated issuers) (Note 5)			15,233

TOTAL INCOME			7,714,679

Expenses:
Investment adviser fee (Note 5)		$675,130
Administrative personnel and services fee (Note 5)		133,452
Custodian fees		13,980
Transfer and dividend disbursing agent fees and expenses (Note 5)		54,496
Directors'/Trustees' fees		2,848
Auditing fees		8,586
Legal fees		2,888
Portfolio accounting fees (Note 5)		48,208
Distribution services fee--Institutional Service Shares (Note 5)		60,416
Shareholder services fee--Institutional Shares (Note 5)		361,540
Shareholder services fee--Institutional Service Shares (Note 5)		60,416
Share registration costs		26,844
Printing and postage		18,865
Insurance premiums		900
Taxes		13,033
Miscellaneous		1,286

TOTAL EXPENSES		1,482,888

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(419,401)
Waiver of administrative personnel and services fee	(5,139)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,723)
Waiver of distribution services fee--Institutional Service Shares	(48,333)
Waiver of shareholder services fee--Institutional Shares	(361,540)

TOTAL WAIVERS AND REIMBURSEMENT		(845,136)

Net expenses			637,752

Net investment income			7,076,927

Realized and Unrealized Gain on Investments:
Net realized gain on investments			818,185
Net change in unrealized depreciation of investments			293,177

Net realized and unrealized gain on investments			1,111,362

Change in net assets resulting from operations			$8,188,289

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Six Months Ended March 31, 2004 (unaudited)

	Six Months Ended (unaudited) 3/31/2004	Year Ended 9/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,076,927	$13,897,013
Net realized gain on investments	818,185	2,914,391
Net change in unrealized appreciation/depreciation of investments	293,177	(7,650,570)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,188,289	9,160,834

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,111,992)	(12,118,649)
Institutional Service Shares	(950,611)	(1,707,141)
Distributions from net realized gain on investments
Institutional Shares	(2,345,184)	(3,124,615)
Institutional Service Shares	(391,981)	(477,221)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,799,768)	(17,427,626)

Share Transactions:
Proceeds from sale of shares	44,417,631	224,053,778
Net asset value of shares issued to shareholders in payment of distributions declared	5,161,652	8,600,423
Cost of shares redeemed	(79,074,077)	(215,691,287)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,494,794)	16,962,914

Change in net assets	(31,106,273)	8,696,122

Net Assets:
Beginning of period	358,204,292	349,508,170

End of period (including distributions in excess of net investment income of $(21,399) and $(35,723), respectively)	$327,098,019	$358,204,292

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

Six Months Ended March 31, 2004 (unaudited)

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$8,188,289

Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(647,615,793)
Paydowns on investment securities	43,817,587
Realized loss on paydowns	1,600,509
Proceeds from sale of investment securities	629,804,043
Net sales of short-term investment securities	13,167,583
Increase in receivable for investments sold	(501,919)
Increase in prepaid expenses	(15,856)
Decrease in income receivable	190,116
Decrease in payable for accrued expenses	(12,952)
Decrease in payable for investments purchased	(5,088,038)
Net realized gain on investments	(818,185)
Net amortization/accretion of premium/discount	549,603
Net unrealized appreciation on investments	(293,177)

NET CASH PROVIDED BY OPERATING ACTIVITIES	42,971,810

Cash Flows From Financing Activities:
Cash received for dollar roll transactions, net	(2,731,769)
Proceeds from sale of shares	44,392,820
Cash distributions paid	(4,682,955)
Payment for shares redeemed	(79,994,285)

NET CASH USED IN FINANCING ACTIVITIES	(43,016,189)

NET DECREASE IN CASH	(44,379)

Cash:
Beginning of period	45,056

End of period	$677

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $5,161,652.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at March 31, 2004, was as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, 22.822%, 5/28/2018	8/15/2001	$ 2,374

Lehman Structured Securities Corp. 2002-GE1, 0.000%, 7/26/2024	1/29/2002	$182,646

Salomon Brothers Mortgage Securities VII 1999-4, 2.251%, 12/25/2027	6/11/1999	$248,691

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended March 31, 2004, was as follows:

Maximum amount outstanding during the period	$96,360,620

Average amount outstanding during the period[1]	$86,942,685

Average shares outstanding during the period	33,220,232

Average debt per shares outstanding during the period	$2.62

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended March 31, 2004.

Securities Lending

The Fund participates in a securities lending program for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2004, the Fund had no outstanding securities on loan.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at March 31, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,342,478	$33,945,286	19,087,363	$196,812,903
Shares issued to shareholders in payment of distributions declared	448,901	4,552,105	727,750	7,500,728
Shares redeemed	(6,916,788)	(70,303,967)	(18,301,271)	(188,198,951)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,125,409)	$(31,806,576)	1,513,842	$16,114,680

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,029,577	$10,472,345	2,645,747	$27,240,875
Shares issued to shareholders in payment of distributions declared	60,115	609,547	106,662	1,099,695
Shares redeemed	(864,479)	(8,770,110)	(2,674,265)	(27,492,336)

NET CHANGE RESULTING FROM INSTILLATION SERVICE SHARE TRANSACTIONS	225,213	$2,311,782	78,144	$848,234

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,900,196)	$(29,494,794)	1,591,986	$16,962,914

4. FEDERAL TAX INFORMATION

At March 31, 2004, the cost of investments for federal tax purposes was $409,733,284. The net unrealized depreciation of investments for federal tax purposes was $646,441. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,271,867 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,918,308.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $15,233 for the period.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended March 31, 2004 the fees paid to FAS and FServ were $105,833 and $22,480, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $22,594, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2004, were as follows:

Purchases	$8,857,805

Sales	$2,513,372

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02367-01 (5/04)

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2004

Class A Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2004	Period Ended 9/30/2003 [1]
Net Asset Value, Beginning of Period	$1.90	$1.92
Income From Investment Operations:
Net investment income	0.02	0.05
Net realized and unrealized loss on investments and futures contracts	(0.01)	(0.02)

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)

Net Asset Value, End of Period	$1.89	$1.90

Total Return[2]	0.59%	1.23%

Ratios to Average Net Assets:

Expenses	0.90%[3]	0.90%[3]

Net investment income	2.28%[3]	2.53%[3]

Expense waiver/reimbursement[4]	0.39%[3]	0.37%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$476,618	$432,352

Portfolio turnover	23%	63%

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--2.9%
		Federal National Mortgage Association--2.9%
$21,757,292		FNMA ARM 544848, 3.553%, 4/1/2030	$22,091,266
9,647,452		FNMA ARM 544872, 3.728%, 7/1/2034	9,837,314
4,766,470		FNMA ARM 556379, 2.644%, 5/1/2040	4,903,361
12,929,978		FNMA ARM 618128, 3.071%, 8/1/2033	13,116,687

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $49,787,728)	49,948,628

		ASSET-BACKED SECURITIES--35.5%
		Auto Receivables--17.6%
59,575	[4]	ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	59,612
7,869,435		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	8,117,494
7,251,713		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.30%, 10/12/2006	7,258,041
4,693,157		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	4,738,868
4,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,521,853
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,107,783
2,037,243	[4]	Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	2,043,599
10,443,170		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	10,542,066
175,285		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	175,560
1,460,148		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	1,462,893
9,343,857		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	9,411,039
4,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	4,027,840
2,235,334		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.95%, 5/16/2005	2,244,525
221,202		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	221,441
1,273,494	[4]	DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	1,275,048
8,000,000		DaimlerChrysler Auto Trust 2004-A, Class A2, 1.41%, 11/8/2006	8,008,835
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.15%, 5/15/2007	15,005,100
6,854,107	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6,961,237
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$535,682	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	$543,466
867,537		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	870,755
20,000,000	[4]	Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	20,113,400
1,552,418		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	1,597,904
1,797,944		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	1,833,489
4,031,308		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	4,039,172
2,219,805		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	2,219,805
2,540,289		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	2,552,787
8,104,670		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	8,171,776
6,500,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	6,553,300
5,046,848	[4]	Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	5,077,583
1,409,725	[1,2]	Hyundai Auto Receivables Trust 2001-A, Class A3, 4.47%, 3/15/2006	1,419,870
17,000,000	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	17,198,434
1,132,539	[1,2]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	1,138,383
10,000,000	[1,2]	Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	10,000,000
2,748,056		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	2,775,619
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	7,061,605
10,000,000		M&I Auto Loan Trust 2003-1, Class A2, 1.60%, 7/20/2006	10,011,100
5,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	5,069,986
2,635,511		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	2,675,206
7,737,456		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	7,738,725
5,000,000		National City Auto Receivable Trust 2004-A, Class A2, 1.50%, 2/15/2007	5,010,452
1,646,497		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 1.34%, 7/17/2006	1,647,633
6,646,527		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	6,688,201
1,048,347		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	1,075,614
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.23%, 8/15/2008	6,993,420
1,723,714		Nissan Auto Receivables Owner Trust 2003-A, Class A2, 1.45%, 5/16/2005	1,725,403
4,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.010%, 11/15/2007	4,021,600
4,773,719		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	4,819,260
8,258,969		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	8,344,119
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$8,500,000		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.11%, 3/15/2007	$8,508,330
7,500,000		USAA Auto Owner Trust 2004-1, Class A2, 1.43%, 9/15/2006	7,512,375
801,665	[4]	Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	802,571
11,069,171		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	11,217,166
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,264,023
11,508,137		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	11,604,000
3,814,281		World Omni Automobile Receivables Trust, Class A3, 3.79%, 11/21/2005	3,828,203

		TOTAL	300,907,569

		Credit Card--3.9%
4,000,000		ARRAN Master Trust 2000-C, Class C, 1.99%, 9/15/2007	4,016,720
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 1.12%, 10/15/2009	5,008,150
7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	7,135,380
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 1.77%, 10/15/2007	3,764,962
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,250,800
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.12%, 2/9/2009	4,044,480
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,569,000
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,329,400
3,000,000	[1]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	3,088,650
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 1.520%, 9/15/2009	2,515,725
10,000,000	[1]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,244,464

		TOTAL	66,967,731

		Home Equity Loan--9.4%
41,365,428		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	819,863
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	941,500
886,986	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 1.74%, 12/25/2007	891,421
486,972		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	488,951
32,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	1,519,360
19,566,667		American Business Financial Services 2002-2, Class AIO, 8.00%, 6/15/2033	1,091,429
3,504,695		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.61%, 12/25/2033	3,533,503
59,624,076		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	1,174,594
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$595,777	[1]	Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	$590,195
39,811,048		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	553,374
2,257,584		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	2,282,621
10,349,606		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	10,412,428
5,770,000	[1]	Asset Backed Funding Corp. NIM 2004-Option 1, Class N1, 4.55%, 11/26/2033	5,770,000
12,742,271		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	438,589
15,404,531		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	665,630
526,475	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	570,035
327,161	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.84%, 5/25/2029	312,337
12,749,936		Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	254,030
33,314,000		Bear Stearns Asset Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	1,091,034
59,112		C-BASS ABS LLC (Series 1998-3), Class AF, 6.50%, 1/25/2033	59,093
211,260		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 3.84%, 6/25/2028	211,644
1,305,076		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 2.89%, 5/25/2030	1,302,714
13,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	13,740,216
420,321	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	420,321
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	1,010,150
105,329		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	106,184
9,800		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	10,020
4,015,575		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.86%, 1/15/2024	4,029,790
3,851,243		Fifth Third Home Equity Loan Trust, Class A, 1.35%, 9/20/2023	3,850,049
4,926,916		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 1.44%, 3/25/2034	4,932,729
2,471,297		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 1.33%, 11/25/2034	2,475,424
1,348,749	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	1,348,749
4,500,000	[1]	First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 10/25/2034	4,487,809
1,400,624	[1]	First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	1,398,874
601,329	[1]	Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	601,329
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	$680,077
4,804,446		Impac CMB Trust 2001-4, Class A2, 1.66%, 12/25/2031	4,822,127
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	14,480
11,500,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	184,230
803,396	[1]	Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	803,147
2,564,139	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	2,584,985
2,825,055	[1]	Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	2,852,763
21,002,063	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 1.29%, 2/25/2009	21,002,063
62,200,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 1.00%, 6/25/2004	541,140
1,128,759	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1,146,401
864,361		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	868,536
969,485		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,015,846
109,415	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	22,977
1,785,267	[1]	Option One Mortgage Securities Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	1,794,479
13,000,000		Quest Trust 2004-X1, Class A, 1.42%, 3/25/2034	12,987,780
49,372,999		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	523,848
19,500,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	354,120
59,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	1,258,470
7,600,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	7,644,460
5,000,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	5,032,972
55,833,105		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	2,979,924
13,328,036		Residential Asset Securitization Trust 2003-KS6, Class A2, 1.39%, 8/25/2033	13,322,838
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	631,000
15,720,339		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	563,889
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$28,318,471		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	$159,433
2,081,835	[1]	Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	2,081,835
37,693,468		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	616,288
46,586,150		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	1,447,898
21,841,032		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 1/25/2033	203,558

		TOTAL	161,527,553

		Manufactured Housing--0.7%
138,133		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	138,988
145,251		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	151,602
2,234,857		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,353,483
8,457,115		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	8,965,979
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	358,680
2,295,914		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	150,359
221,185		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	228,159
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.70%, 6/7/2016	513,130

		TOTAL	12,860,380

		Other--2.1%
1,997,019	[1]	ACAS Business Loan Trust 2003-1A, Class A, 1.641%, 4/20/2014	1,997,019
9,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	9,001,440
302,875	[1]	CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.59%, 2/20/2014	302,958
1,181,628		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	1,190,874
55,882,971		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	1,336,162
1,831,341	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,873,973
2,201,186		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	2,211,149
15,000,000		John Deere Owner Trust 2003-A, Class A2, 1.310%, 1/17/2006	15,013,450
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.47%, 12/17/2007	3,506,650

		TOTAL	36,433,675

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Rate Reduction Bond--1.8%
$10,624,590		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	$10,718,511
3,238,393		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	3,277,124
4,525,047		California Infrastructure & Development Bank SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	4,812,297
10,785,446		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	11,222,041

		TOTAL	30,029,973

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $620,035,482)	608,726,881

		GOVERNMENT AGENCIES--4.8%
		Federal Home Loan Mortgage Corporation--3.0%
50,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	50,686,500

		Federal National Mortgage Association--1.8%
10,000,000		Federal National Mortgage Association, Note, 2.25%, 5/26/2006	10,010,000
20,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	21,477,000

		TOTAL	31,487,000

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $81,413,455)	82,173,500

		CORPORATE BONDS--31.3%
		Basic Ind. - Chemicals--0.2%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,256,957

		Basic Ind. - Metals & Mining--0.4%
6,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	6,067,140

		Basic Ind. - Paper--0.3%
3,600,000		International Paper Co., 8.125%, 7/8/2005	3,892,500
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	517,680

		TOTAL	4,410,180

		Cap. Goods - Aerospace & Defense--0.7%
4,500,000		Boeing Capital Corp., 5.65%, 5/15/2006	4,817,250
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,520,700

		TOTAL	12,337,950

		Cap. Goods - Environmental--0.3%
5,000,000		Waste Management Inc., Note, 7.00%, 10/15/2006	5,548,150

		Communications - Media & Cable--0.4%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	4,021,725
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,200,360

		TOTAL	6,222,085

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.1%
$7,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	$7,077,770
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	8,394,925
4,000,000	[3]	Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	4,044,880

		TOTAL	19,517,575

		Communications - Telecom Wireless--1.2%
7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	7,945,725
2,000,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	2,397,000
10,000,000	[1,2]	Verizon Wireless, Inc., 1.24%, 5/23/2005	9,993,190

		TOTAL	20,335,915

		Communications - Telecom Wirelines--1.5%
2,762,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	3,023,782
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,277,200
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,804,045
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,824,978
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	5,057,838

		TOTAL	25,987,843

		Consumer Cyclical - Automotive--2.0%
5,600,000		American Honda Finance Corp., 3.85%, 11/6/2008	5,780,488
3,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	3,211,080
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,229,350
7,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	7,782,473
6,330,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	6,552,310
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 2.37%, 10/20/2005	4,999,300
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	535,190

		TOTAL	34,090,191

		Consumer Cyclical - Entertainment--1.3%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,540,330
6,850,000		International Speedway Corp., 7.875%, 10/15/2004	7,073,927
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,512,470

		TOTAL	22,126,727

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--1.9%
$9,100,000		CVS Corp., 5.625%, 3/15/2006	$9,744,098
4,097,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	4,509,363
7,100,000	[3]	Target Corp., 3.375%, 3/1/2008	7,252,082
10,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,324,300

		TOTAL	31,829,843

		Consumer Non-Cyclical - Consumer Products--0.9%
5,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,492,250
7,500,000	[3]	Gillette Co., 2.875%, 3/15/2008	7,545,000
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,555,675

		TOTAL	15,592,925

		Consumer Non-Cyclical - Food/Beverage--1.3%
4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	4,086,080
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,777,350
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,784,300

		TOTAL	22,647,730

		Consumer Non-Cyclical - Healthcare--0.5%
5,000,000		HCA Inc., 5.25%, 11/6/2008	5,169,350
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	4,054,040

		TOTAL	9,223,390

		Consumer Non-Cyclical - Pharmaceuticals--0.2%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	3,956,247

		Consumer Non-Cyclical - Supermarkets--1.2%
10,200,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,372,686
6,425,000		Kroger Co., Sr. Note, 7.375%, 3/1/2005	6,777,797
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,146,300
500,000		Safeway Inc., Sr. Note, 6.85%, 9/15/2004	511,900

		TOTAL	19,808,683

		Energy - Independent--0.3%
4,800,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	4,742,976

		Energy - Integrated--0.9%
8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	8,611,265
7,000,000	[3]	Conoco, Inc., 5.45%, 10/15/2006	7,557,970

		TOTAL	16,169,235

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.3%
$5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	$5,469,200

		Financial Inst. - Banking--3.1%
7,500,000	[3]	Household Finance Corp., Note, 6.50%, 1/24/2006	8,109,975
7,600,000		Mellon Funding Corp., 7.50%, 6/15/2005	8,147,352
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	8,192,040
9,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	10,384,992
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	8,058,450
10,000,000		Wells Fargo Financial, Inc., 6.70%, 9/22/2004	10,261,700

		TOTAL	53,154,509

		Financial Inst. - Brokerage--2.5%
7,750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	8,151,295
4,000,000		Associates Corp. of North America, 5.80%, 4/20/2004	4,010,400
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	6,020,696
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,770,950
7,600,000	[3]	Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	7,822,300
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	8,223,808

		TOTAL	42,999,449

		Financial Inst. - Finance Noncaptive--1.7%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,373,137
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,924,735
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	9,076,470
7,470,000		SLM Corp., 5.625%, 4/10/2007	8,153,654

		TOTAL	28,527,996

		Financial Inst. - Insurance - Life--1.2%
10,732,000		AXA Financial, Inc., Sr. Note, 9.00%, 12/15/2004	11,301,547
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,358,453

		TOTAL	19,660,000

		Financial Inst. - Insurance - P&C--0.9%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	7,904,221
7,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	7,793,496

		TOTAL	15,697,717

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - REITS--0.6%
$3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	$3,066,582
2,500,000		EOP Operating LP, 6.50%, 6/15/2004	2,526,275
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	5,211,319

		TOTAL	10,804,176

		Sovereign--0.9%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,577,100
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	8,106,540

		TOTAL	15,683,640

		Technology--1.5%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,363,383
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,127,690
2,800,000		FiServ, Inc., Note, 4.00%, 4/15/2008	2,860,424
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,814,088
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	7,089,432
7,000,000	[3]	IBM Corp., 4.125%, 6/30/2005	7,231,630

		TOTAL	26,486,647

		Transportation - Services--0.4%
4,000,000	[1,2]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	3,998,560
3,000,000		Hertz Corp., 4.70%, 10/2/2006	3,035,610

		TOTAL	7,034,170

		Utility - Electric--1.6%
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,717,650
3,000,000		Ohio Power Co., 7.00%, 7/1/2004	3,040,080
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	8,186,625
7,600,000		Pacific Gas & Electric Co., Unsecd. Note, 1.81%, 4/3/2006	7,631,768

		TOTAL	26,576,123

		TOTAL CORPORATE BONDS (IDENTIFIED COST $529,011,340)	536,965,369

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal National Mortgage Association--0.8%
$3,979,610		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	$4,166,174
4,499,999		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	4,727,789
4,500,025		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	4,727,816

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,482,690)	13,621,779

		COLLATERALIZED MORTGAGE OBLIGATIONS--9.7%
		Federal Home Loan Mortgage Corporation--2.7%
8,579,836		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H010), Class A1, 1.582%, 8/15/2008	8,499,052
25,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H008), Class A3, 2.29%, 6/15/2007	25,072,475
7,024,747		Federal Home Loan Mortgage Corp., (Series 2141), Class NI, 6.00%, 11/15/2027	305,577
1,802,545		Federal Home Loan Mortgage Corp., (Series 2571), Class FB, 1.440%, 2/15/2018	1,801,157
666,141		Federal Home Loan Mortgage Corp., (Series 2603), Class AC, 2.00%, 12/15/2008	666,395
9,699,192		Federal Home Loan Mortgage Corp., (Series SF1), Class A3, 2.00%, 12/15/2008	9,726,352

		TOTAL	46,071,008

		Federal National Mortgage Association--1.5%
4,572,391		Federal National Mortgage Association, (Series 2001-33), Class IC, 6.00%, 10/25/2028	64,837
18,966,667		Federal National Mortgage Association, (Series 2002-T14), Class S1, 5.25%, 4/15/2005	900,917
15,000,000		Federal National Mortgage Association, (Series 2003-33), Class PB, 4.00%, 2/25/2022	15,192,900
9,000,000		Federal National Mortgage Association, (Series 2003-99), Class TD, 5.00%, 1/25/2024	9,266,580

		TOTAL	25,425,234

		Non-Agency Mortgage--5.5%
2,054,826		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	2,057,924
1,390,804	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.719%, 2/3/2029	1,363,864
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$3,835,748		Countrywide Home Loans 2003-15, Class 1A1, 1.59%, 6/25/2018	$3,840,392
7,000,000	[1]	Harwood Street Funding I LLC 2001-1A, Class CTF, 2.891%, 9/20/2004	6,986,910
4,389,161		Impac CMB Trust 2002-7, Class A, 1.52%, 11/25/2032	4,419,490
3,385,848		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	3,407,991
7,208,268		Mastr Asset Securitization Trust 2003-8, Class 3A2, 1.49%, 9/25/2033	7,212,737
6,891,150		Nomura Asset Acceptance Corp. 2004-AP1, Class A1, 1.30%, 3/25/2034	6,896,732
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.741%, 6/20/2005	4,965,650
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.891%, 12/4/2006	4,951,550
9,598,649	[1,2]	RESI Finance LP 2002-A, Class B3, 2.692%, 10/10/2034	9,850,159
45,381	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.698%, 10/26/2023	34,816
36,050,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	514,434
36,125,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	453,008
30,500,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	427,915
207,422		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	208,895
38,585		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	38,902
6,000,000		Structured Asset Securities Corp. 2003-25XS, Class A2, 2.69%, 8/25/2033	6,040,620
3,785,689		Washington Mutual 2003-AR4, Class A3, 2.88%, 5/25/2033	3,786,522
3,629,884		Washington Mutual 2003-AR5, Class A2, 2.342%, 6/25/2033	3,632,751
18,325,000		Washington Mutual 2003-AR9, Class A2A, 2.340%, 9/25/2033	18,302,644
5,000,000		Washington Mutual 2003-AR12, Class A2, 2.45%, 2/25/2034	5,038,250

		TOTAL	94,432,156

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $172,704,509)	165,928,398

		U.S. TREASURY--1.2%
		Treasury Securities--1.2%
19,284,375	[3,4]	U.S. Treasury Inflation Protected Note, 3.375%, 1/15/2007 (identified cost $20,771,062)	21,249,067

Shares			Value
		MUTUAL FUNDS--18.4%[5]
2,339,902		Federated Mortgage Core Portfolio	$24,007,396
254,679,170	[4]	Federated Prime Value Obligations Fund, (Series IS)	254,679,170
31,061,785		Federated Prime Value Obligations Fund, (Series IS) (held as collateral for securities lending)	31,061,785

853,007		The High Yield Bond Portfolio	5,902,811

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $315,011,560)	315,651,162

		TOTAL INVESTMENTS--104.6% (IDENTIFIED COST $1,802,217,826)[6]	1,794,264,784

		OTHER ASSETS AND LIABILITIES - NET--(4.6)%	(79,714,431)

		TOTAL NET ASSETS--100%	$1,714,550,353

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2004, these securities amounted to $172,619,219 which represents 10.1% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $80,624,942 representing 4.7% of net assets).

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contract.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $1,802,217,826.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
REITS	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Total investments in securities, at value, including $315,651,162 of investments in affiliated issuers (Note 5) and $27,438,040 of securities loaned (identified cost $1,802,217,826)			$1,794,264,784
Cash			1,715
Income receivable			11,035,497
Receivable for investments sold			401,912
Receivable for shares sold			11,084,511
Prepaid expenses			81,675

TOTAL ASSETS			1,816,870,094

Liabilities:
Payable for investments purchased		$17,284,752
Payable for shares redeemed		51,555,816
Income distribution payable		1,536,633
Payable on collateral due to broker		31,061,785
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)		10,689
Payable for distribution services fee (Note 5)		202,440
Payable for shareholder services fee (Note 5)		200,421
Net payable for daily variation margin	`	467,205

TOTAL LIABILITIES			102,319,741

Net assets for 906,069,370 shares outstanding			$1,714,550,353

Net Assets Consist of:
Paid in capital			$1,793,730,670
Net unrealized depreciation of investments and futures contracts			(10,698,450)
Accumulated net realized loss on investments and futures contracts			(67,646,180)
Distributions in excess of net investment income			(835,687)

TOTAL NET ASSETS			$1,714,550,353

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$801,008,055 ÷ 423,296,334 shares outstanding			$1.89

Offering price per share			$1.89

Redemption proceeds per share			$1.89

Institutional Service Shares:
$436,924,115 ÷ 230,886,811 shares outstanding			$1.89

Offering price per share			$1.89

Redemption proceeds per share			$1.89

Class A Shares:
$476,618,183 ÷ 251,886,225 shares outstanding			$1.89

Offering price per share (100/98.00 of $1.89)[1]			$1.93

Redemption proceeds per share			$1.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $7,303)			$26,459,355
Dividends (received from affiliated issuers) (Note 5)			2,294,121

TOTAL INCOME			28,753,476

Expenses:
Investment adviser fee (Note 5)		$5,407,235
Administrative personnel and services fee (Note 5)		712,583
Custodian fees		47,207
Transfer and dividend disbursing agent fees and expenses (Note 5)		221,620
Directors'/Trustees' fees		9,173
Auditing fees		8,952
Legal fees		2,668
Portfolio accounting fees (Note 5)		74,837
Distribution services fee--Institutional Service Shares (Note 5)		665,194
Distribution services fee--Class A Shares (Note 5)		704,634
Shareholder services fee--Institutional Shares (Note 5)		1,000,625
Shareholder services fee--Institutional Service Shares (Note 5)		665,194
Shareholder services fee--Class A Shares (Note 5)		587,195
Share registration costs		72,860
Printing and postage		50,787
Insurance premiums		1,916
Taxes		110,644
Miscellaneous		5,070

TOTAL EXPENSES		10,348,394

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(3,451,734)
Waiver of administrative personnel and services fee	(27,456)
Waiver of transfer and dividend disbursing agent fees and expenses	(47,982)
Waiver of distribution services fee--Institutional Service Shares	(133,039)
Waiver of shareholder services fee--Institutional Shares	(1,000,625)

TOTAL WAIVERS AND REIMBURSEMENT		(4,660,836)

Net expenses			5,687,558

Net investment income			23,065,918

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(4,410,314)
Net realized loss on futures contract			(6,482,404)
Net change in unrealized appreciation of investments and futures contracts			2,494,051

Net realized and unrealized loss on investments and futures contracts			(8,398,667)

Change in net assets resulting from operations			$14,667,251

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2004	Year Ended 9/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,065,918	$57,880,934
Net realized loss on investments and futures contracts	(10,892,718)	(25,437,269)
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,494,051	(6,146,189)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,667,251	26,297,476

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,143,004)	(28,889,937)
Institutional Service Shares	(6,231,849)	(22,433,537)
Class A Shares	(5,194,687)	(7,801,559)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,569,540)	(59,125,033)

Share Transactions:
Proceeds from sale of shares	789,190,747	2,619,338,101
Net asset value of shares issued to shareholders in payment of distributions declared	12,143,019	29,338,144
Cost of shares redeemed	(948,331,303)	(2,520,571,575)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(146,997,537)	128,104,670

Change in net assets	(154,899,826)	95,277,113

Net Assets:
Beginning of period	1,869,450,179	1,774,173,066

End of period (including distributions in excess of net investment income of $(835,687) and $(1,332,065), respectively)	$1,714,550,353	$1,869,450,179

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transactions costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended March 31, 2004, the Fund had realized losses of $6,482,404 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with change in the value of the underlying securities.

At March 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
June 2004	600 U.S. Treasury Note 2-Year Futures	Short	$ (515,626)

June 2004	500 U.S. Treasury Note 5-Year Futures	Short	(646,344)

June 2004	150 U.S. Treasury Note 10-Year Futures	Short	(248,438)

March 2007	250 Eurodollar Futures	Short	(1,335,000)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(2,745,408)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$27,438,040	$31,061,785

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at March 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
ACAS Business Loan Trust 2003-1A, Class A, 1.641%, 4/20/2014	5/16/2003	$2,078,498

Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	6/18/2002	763,255

AQ Finance NIM Trust 2002-N6, Class NOTE, 1.74%, 12/25/2007	12/5/2002	1,035,054

Asset Backed Funding Corp. NIM 2004-Option 1, Class N1, 4.55%, 11/26/2033	3/26/2004	5,386,907

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	525,324

Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.84%, 5/25/2029	3/12/1999	321,362

CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.59%, 2/20/2014	5/13/2002	476,540

C-BASS ABS LLC (Series 1999-3), Class B1, 6.719%, 2/3/2029	7/9/1999	1,138,504

Chase Funding Mortgage Loan Asset-Backed Certificate 2003-1, Class NOTE, 8.75%, 7/27/2004	1/29/2003	418,088

First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	1,574,094

First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 10/25/2034	3/31/2004	4,487,809

First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	1,303,598

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 -- 3/12/2003	7,238,368

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	565,393

Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	9/17/2002	806,359

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,933,567

Harwood Street Funding I LLC 2001-1A, Class CTF, 2.891%, 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	4/16/2003	907,790

Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	2,845,115

Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	7/31/2003	3,167,456

Security	Acquisition Date	Acquisition Cost
Long Beach Asset Holdings Corp. 2004-1, Class N1, 1.29%, 2/25/2009	1/30/2004	$22,000,000

Mastr Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1/8/2003	1,168,971

MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	4/3/2003	3,189,375

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	109,494

Option One Mortgage Securities Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	7/25/2003	1,947,112

Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.741%, 6/20/2005	1/8/2003	4,933,906

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.891%, 12/4/2006	11/29/2001	5,000,000

Providian Master Trust 1991-1, Class C, 7.35%, 1/15/2009	4/22/2002	10,355,859

Resecuritization Mortgage Trust 1998-A, Class B3, 7.698%, 10/26/2023	2/12/1999	39,099

Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	9/23/2003	2,267,615

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	2,000,000,000
TOTAL	4,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	148,044,140	$280,000,751	417,700,349	$799,254,725
Shares issued to shareholders in payment of distributions declared	2,110,307	3,992,319	5,283,544	10,103,274
Shares redeemed	(160,066,899)	(302,819,873)	(449,608,504)	(859,195,430)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,912,452)	$(18,826,803)	(26,624,611)	$(49,837,431)

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	78,294,384	$148,304,119	386,043,353	$738,727,237
Shares issued to shareholders in payment of distributions declared	2,026,006	3,833,193	7,088,726	13,561,545
Shares redeemed	(172,629,541)	(326,531,945)	(529,178,017)	(1,011,467,972)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(92,309,151)	$(174,394,633)	(136,045,938)	$(259,179,190)

	Six Months Ended 3/31/2004		Period Ended 9/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	190,656,847	$360,885,877	565,297,275	$1,081,356,139
Shares issued to shareholders in payment of distributions declared	2,282,396	4,317,507	2,974,116	5,673,325
Shares redeemed	(168,607,269)	(318,979,485)	(340,717,140)	(649,908,173)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	24,331,974	$46,223,899	227,554,251	$437,121,291

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(77,889,629)	$(146,997,537)	64,883,702	$128,104,670

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30. 2003.

4. FEDERAL TAX INFORMATION

At March 31, 2004, the cost of investments for federal tax purposes was $1,802,217,826. The net unrealized depreciation of investments for federal tax purposes was $7,953,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,381,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,334,957.

At September 30, 2003, the Fund had a capital loss carryforward of $44,795,939 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405

2010	$ 7,077,772

2011	$ 36,010,762

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$1,448,900

Federated Mortgage Core Portfolio	$ 590,113

High-Yield Bond Portfolio	$ 255,108

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended March 31, 2004 the fees paid to FAS and FServ were $565,445 and $119,682, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $27,310, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2004, were as follows:

Purchases	$305,274,006

Sales	$657,637,511

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q788

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28411 (5/04)

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2004	2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.90	$1.93	$1.98	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.03	0.06	0.09	0.13	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.03)	(0.05)	0.02	0.00 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.03	0.04	0.15	0.08

Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.09)	(0.13)	(0.08)

Net Asset Value, End of Period	$1.89	$1.90	$1.93	$1.98	$1.96

Total Return[3]	0.87%	1.80%	2.00%	7.91%	4.40%

Ratios to Average Net Assets:

Expenses	0.35%[4]	0.35%	0.37%	0.35%	0.35%[4]

Net investment income	2.83%[4]	3.28%	4.47%	6.40%	7.37%[4]

Expense waiver/reimbursement[5]	0.64%[4]	0.62%	0.60%	0.70%	0.72%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$801,008	$823,087	$887,733	$216,859	$48,736

Portfolio turnover	23%	63%	28%	22%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.90	$1.93	$1.98	$1.96	$1.98	$2.00
Income From Investment Operations:
Net investment income	0.02	0.06	0.08	0.12	0.13	0.12 [1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.03)	(0.05)	0.02	(0.02)	0.01 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.03	0.14	0.11	0.13

Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.08)	(0.12)	(0.13)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.00)[3]	--

TOTAL DISTRIBUTIONS	(0.02)	(0.06)	(0.08)	(0.12)	(0.13)	(0.15)

Net Asset Value, End of Period	$1.89	$1.90	$1.93	$1.98	$1.96	$1.98

Total Return[4]	0.64%	1.35%	1.54%	7.43%	5.95%	5.32%

Ratios to Average Net Assets:

Expenses	0.80%[5]	0.80%	0.82%	0.80%	0.80%	0.77%

Net investment income	2.38%[5]	2.87%	4.04%	5.99%	6.61%	6.36%

Expense waiver/reimbursement[6]	0.44%[5]	0.42%	0.40%	0.50%	0.38%	0.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$436,924	$614,010	$886,440	$517,941	$178,682	$196,032

Portfolio turnover	23%	63%	28%	22%	43%	20%

1 Based on the average shares outstanding.

2 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--2.9%
		Federal National Mortgage Association--2.9%
$21,757,292		FNMA ARM 544848, 3.553%, 4/1/2030	$22,091,266
9,647,452		FNMA ARM 544872, 3.728%, 7/1/2034	9,837,314
4,766,470		FNMA ARM 556379, 2.644%, 5/1/2040	4,903,361
12,929,978		FNMA ARM 618128, 3.071%, 8/1/2033	13,116,687

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $49,787,728)	49,948,628

		ASSET-BACKED SECURITIES--35.5%
		Auto Receivables--17.6%
59,575	[4]	ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	59,612
7,869,435		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	8,117,494
7,251,713		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.30%, 10/12/2006	7,258,041
4,693,157		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	4,738,868
4,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,521,853
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,107,783
2,037,243		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	2,043,599
10,443,170	[4]	Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	10,542,066
175,285		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	175,560
1,460,148		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	1,462,893
9,343,857		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	9,411,039
4,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	4,027,840
2,235,334		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.95%, 5/16/2005	2,244,525
221,202		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	221,441
1,273,494	[4]	DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	1,275,048
8,000,000		DaimlerChrysler Auto Trust 2004-A, Class A2, 1.41%, 11/8/2006	8,008,835
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.15%, 5/15/2007	15,005,100
6,854,107	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6,961,237
535,682	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	543,466
867,537		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	870,755
20,000,000	[4]	Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	20,113,400
1,552,418		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	1,597,904
1,797,944		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	1,833,489
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$4,031,308		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	$4,039,172
2,219,805		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	2,219,805
2,540,289		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	2,552,787
8,104,670		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	8,171,776
6,500,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	6,553,300
5,046,848	[4]	Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	5,077,583
1,409,725	[1,2]	Hyundai Auto Receivables Trust 2001-A, Class A3, 4.47%, 3/15/2006	1,419,870
17,000,000	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	17,198,434
1,132,539	[1,2]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	1,138,383
10,000,000	[1,2]	Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	10,000,000
2,748,056		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	2,775,619
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	7,061,605
10,000,000		M&I Auto Loan Trust 2003-1, Class A2, 1.60%, 7/20/2006	10,011,100
5,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	5,069,986
2,635,511		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	2,675,206
7,737,456		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	7,738,725
5,000,000		National City Auto Receivable Trust 2004-A, Class A2, 1.50%, 2/15/2007	5,010,452
1,646,497		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 1.34%, 7/17/2006	1,647,633
6,646,527		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	6,688,201
1,048,347		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	1,075,614
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.23%, 8/15/2008	6,993,420
1,723,714		Nissan Auto Receivables Owner Trust 2003-A, Class A2, 1.45%, 5/16/2005	1,725,403
4,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.010%, 11/15/2007	4,021,600
4,773,719		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	4,819,260
8,258,969		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	8,344,119
8,500,000		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.11%, 3/15/2007	8,508,330
7,500,000		USAA Auto Owner Trust 2004-1, Class A2, 1.43%, 9/15/2006	7,512,375
801,665	[4]	Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	802,571
11,069,171		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	11,217,166
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,264,023
11,508,137		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	11,604,000
3,814,281		World Omni Automobile Receivables Trust, Class A3, 3.79%, 11/21/2005	3,828,203

		TOTAL	300,907,569

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--3.9%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 1.99%, 9/15/2007	$4,016,720
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 1.12%, 10/15/2009	5,008,150
7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	7,135,380
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 1.77%, 10/15/2007	3,764,962
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,250,800
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.12%, 2/9/2009	4,044,480
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,569,000
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,329,400
3,000,000	[1]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	3,088,650
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 1.520%, 9/15/2009	2,515,725
10,000,000	[1]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,244,464

		TOTAL	66,967,731

		Home Equity Loan--9.4%
41,365,428		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	819,863
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	941,500
886,986	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 1.74%, 12/25/2007	891,421
486,972		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	488,951
32,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	1,519,360
19,566,667		American Business Financial Services 2002-2, Class AIO, 8.00%, 6/15/2033	1,091,429
3,504,695		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.61%, 12/25/2033	3,533,503
59,624,076		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	1,174,594
595,777	[1]	Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	590,195
39,811,048		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	553,374
2,257,584		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	2,282,621
10,349,606		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	10,412,428
5,770,000	[1]	Asset Backed Funding Corp. NIM 2004-Option 1, Class N1, 4.55%, 11/26/2033	5,770,000
12,742,271		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	438,589
15,404,531		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	665,630
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$526,475	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	$570,035
327,161	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.84%, 5/25/2029	312,337
12,749,936		Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	254,030
33,314,000		Bear Stearns Asset Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	1,091,034
59,112		C-BASS ABS LLC (Series 1998-3), Class AF, 6.50%, 1/25/2033	59,093
211,260		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 3.84%, 6/25/2028	211,644
1,305,076		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 2.89%, 5/25/2030	1,302,714
13,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	13,740,216
420,321	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	420,321
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	1,010,150
105,329		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	106,184
9,800		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	10,020
4,015,575		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.86%, 1/15/2024	4,029,790
3,851,243		Fifth Third Home Equity Loan Trust, Class A, 1.35%, 9/20/2023	3,850,049
4,926,916		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 1.44%, 3/25/2034	4,932,729
2,471,297		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 1.33%, 11/25/2034	2,475,424
1,348,749	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	1,348,749
4,500,000	[1]	First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 10/25/2034	4,487,809
1,400,624	[1]	First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	1,398,874
601,329	[1]	Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	601,329
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	680,077
4,804,446		Impac CMB Trust 2001-4, Class A2, 1.66%, 12/25/2031	4,822,127
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	14,480
11,500,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	184,230
803,396	[1]	Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	803,147
2,564,139	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	2,584,985
2,825,055	[1]	Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	2,852,763
21,002,063	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 1.29%, 2/25/2009	21,002,063
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$62,200,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 1.00%, 6/25/2004	$541,140
1,128,759	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1,146,401
864,361		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	868,536
969,485		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,015,846
109,415	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	22,977
1,785,267	[1]	Option One Mortgage Securities Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	1,794,479
13,000,000		Quest Trust 2004-X1, Class A, 1.42%, 3/25/2034	12,987,780
49,372,999		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	523,848
19,500,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	354,120
59,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	1,258,470
7,600,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	7,644,460
5,000,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	5,032,972
55,833,105		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	2,979,924
13,328,036		Residential Asset Securitization Trust 2003-KS6, Class A2, 1.39%, 8/25/2033	13,322,838
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	631,000
15,720,339		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	563,889
28,318,471		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	159,433
2,081,835	[1]	Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	2,081,835
37,693,468		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	616,288
46,586,150		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	1,447,898
21,841,032		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 1/25/2033	203,558

		TOTAL	161,527,553

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--0.7%
$138,133		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	$138,988
145,251		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	151,602
2,234,857		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,353,483
8,457,115		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	8,965,979
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	358,680
2,295,914		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	150,359
221,185		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	228,159
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.70%, 6/7/2016	513,130

		TOTAL	12,860,380

		Other--2.1%
1,997,019	[1]	ACAS Business Loan Trust 2003-1A, Class A, 1.641%, 4/20/2014	1,997,019
9,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	9,001,440
302,875	[1]	CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.59%, 2/20/2014	302,958
1,181,628		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	1,190,874
55,882,971		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	1,336,162
1,831,341	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,873,973
2,201,186		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	2,211,149
15,000,000		John Deere Owner Trust 2003-A, Class A2, 1.310%, 1/17/2006	15,013,450
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.47%, 12/17/2007	3,506,650

		TOTAL	36,433,675

		Rate Reduction Bond--1.8%
10,624,590		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	10,718,511
3,238,393		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	3,277,124
4,525,047		California Infrastructure & Development Bank SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	4,812,297
10,785,446		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	11,222,041

		TOTAL	30,029,973

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $620,035,482)	608,726,881

Principal Amount			Value
		GOVERNMENT AGENCIES--4.8%
		Federal Home Loan Mortgage Corporation--3.0%
$50,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	$50,686,500

		Federal National Mortgage Association--1.8%
10,000,000		Federal National Mortgage Association, Note, 2.25%, 5/26/2006	10,010,000
20,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	21,477,000

		TOTAL	31,487,000

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $81,413,455)	82,173,500

		CORPORATE BONDS--31.3%
		Basic Ind. - Chemicals--0.2%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,256,957

		Basic Ind. - Metals & Mining--0.4%
6,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	6,067,140

		Basic Ind. - Paper--0.3%
3,600,000		International Paper Co., 8.125%, 7/8/2005	3,892,500
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	517,680

		TOTAL	4,410,180

		Cap. Goods - Aerospace & Defense--0.7%
4,500,000		Boeing Capital Corp., 5.65%, 5/15/2006	4,817,250
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,520,700

		TOTAL	12,337,950

		Cap. Goods - Environmental--0.3%
5,000,000		Waste Management Inc., Note, 7.00%, 10/15/2006	5,548,150

		Communications - Media & Cable--0.4%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	4,021,725
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,200,360

		TOTAL	6,222,085

		Communications - Media Noncable--1.1%
7,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	7,077,770
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	8,394,925
4,000,000	[3]	Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	4,044,880

		TOTAL	19,517,575

		Communications - Telecom Wireless--1.2%
7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	7,945,725
2,000,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	2,397,000
10,000,000	[1,2]	Verizon Wireless, Inc., 1.24%, 5/23/2005	9,993,190

		TOTAL	20,335,915

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--1.5%
$2,762,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	$3,023,782
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,277,200
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,804,045
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,824,978
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	5,057,838

		TOTAL	25,987,843

		Consumer Cyclical - Automotive--2.0%
5,600,000		American Honda Finance Corp., 3.85%, 11/6/2008	5,780,488
3,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	3,211,080
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,229,350
7,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	7,782,473
6,330,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	6,552,310
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 2.37%, 10/20/2005	4,999,300
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	535,190

		TOTAL	34,090,191

		Consumer Cyclical - Entertainment--1.3%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,540,330
6,850,000		International Speedway Corp., 7.875%, 10/15/2004	7,073,927
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,512,470

		TOTAL	22,126,727

		Consumer Cyclical - Retailers--1.9%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,744,098
4,097,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	4,509,363
7,100,000	[3]	Target Corp., 3.375%, 3/1/2008	7,252,082
10,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,324,300

		TOTAL	31,829,843

		Consumer Non-Cyclical - Consumer Products--0.9%
5,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,492,250
7,500,000	[3]	Gillette Co., 2.875%, 3/15/2008	7,545,000
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,555,675

		TOTAL	15,592,925

		Consumer Non-Cyclical - Food/Beverage--1.3%
4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	4,086,080
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,777,350
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,784,300

		TOTAL	22,647,730

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Healthcare--0.5%
$5,000,000		HCA Inc., 5.25%, 11/6/2008	$5,169,350
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	4,054,040

		TOTAL	9,223,390

		Consumer Non-Cyclical - Pharmaceuticals--0.2%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	3,956,247

		Consumer Non-Cyclical - Supermarkets--1.2%
10,200,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,372,686
6,425,000		Kroger Co., Sr. Note, 7.375%, 3/1/2005	6,777,797
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,146,300
500,000		Safeway Inc., Sr. Note, 6.85%, 9/15/2004	511,900

		TOTAL	19,808,683

		Energy - Independent--0.3%
4,800,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	4,742,976

		Energy - Integrated--0.9%
8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	8,611,265
7,000,000	[3]	Conoco, Inc., 5.45%, 10/15/2006	7,557,970

		TOTAL	16,169,235

		Energy - Refining--0.3%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,469,200

		Financial Inst. - Banking--3.1%
7,500,000	[3]	Household Finance Corp., Note, 6.50%, 1/24/2006	8,109,975
7,600,000		Mellon Funding Corp., 7.50%, 6/15/2005	8,147,352
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	8,192,040
9,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	10,384,992
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	8,058,450
10,000,000		Wells Fargo Financial, Inc., 6.70%, 9/22/2004	10,261,700

		TOTAL	53,154,509

		Financial Inst. - Brokerage--2.5%
7,750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	8,151,295
4,000,000		Associates Corp. of North America, 5.80%, 4/20/2004	4,010,400
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	6,020,696
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,770,950
7,600,000	[3]	Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	7,822,300
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	8,223,808

		TOTAL	42,999,449

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - Finance Noncaptive--1.7%
$7,100,000		American Express Co., 3.75%, 11/20/2007	$7,373,137
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,924,735
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	9,076,470
7,470,000		SLM Corp., 5.625%, 4/10/2007	8,153,654

		TOTAL	28,527,996

		Financial Inst. - Insurance - Life--1.2%
10,732,000		AXA Financial, Inc., Sr. Note, 9.00%, 12/15/2004	11,301,547
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,358,453

		TOTAL	19,660,000

		Financial Inst. - Insurance - P&C--0.9%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	7,904,221
7,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	7,793,496

		TOTAL	15,697,717

		Financial Inst. - REITS--0.6%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	3,066,582
2,500,000		EOP Operating LP, 6.50%, 6/15/2004	2,526,275
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	5,211,319

		TOTAL	10,804,176

		Sovereign--0.9%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,577,100
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	8,106,540

		TOTAL	15,683,640

		Technology--1.5%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,363,383
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,127,690
2,800,000		FiServ, Inc., Note, 4.00%, 4/15/2008	2,860,424
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,814,088
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	7,089,432
7,000,000	[3]	IBM Corp., 4.125%, 6/30/2005	7,231,630

		TOTAL	26,486,647

		Transportation - Services--0.4%
4,000,000	[1,2]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	3,998,560
3,000,000		Hertz Corp., 4.70%, 10/2/2006	3,035,610

		TOTAL	7,034,170

Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--1.6%
$7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	$7,717,650
3,000,000		Ohio Power Co., 7.00%, 7/1/2004	3,040,080
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	8,186,625
7,600,000		Pacific Gas & Electric Co., Unsecd. Note, 1.81%, 4/3/2006	7,631,768

		TOTAL	26,576,123

		TOTAL CORPORATE BONDS (IDENTIFIED COST $529,011,340)	536,965,369

		MORTGAGE-BACKED SECURITIES--0.8%
		Federal National Mortgage Association--0.8%
3,979,610		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	4,166,174
4,499,999		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	4,727,789
4,500,025		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	4,727,816

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,482,690)	13,621,779

		COLLATERALIZED MORTGAGE OBLIGATIONS--9.7%
		Federal Home Loan Mortgage Corporation--2.7%
8,579,836		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H010), Class A1, 1.582%, 8/15/2008	8,499,052
25,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H008), Class A3, 2.29%, 6/15/2007	25,072,475
7,024,747		Federal Home Loan Mortgage Corp., (Series 2141), Class NI, 6.00%, 11/15/2027	305,577
1,802,545		Federal Home Loan Mortgage Corp., (Series 2571), Class FB, 1.440%, 2/15/2018	1,801,157
666,141		Federal Home Loan Mortgage Corp., (Series 2603), Class AC, 2.00%, 12/15/2008	666,395
9,699,192		Federal Home Loan Mortgage Corp., (Series SF1), Class A3, 2.00%, 12/15/2008	9,726,352

		TOTAL	46,071,008

		Federal National Mortgage Association--1.5%
4,572,391		Federal National Mortgage Association, (Series 2001-33), Class IC, 6.00%, 10/25/2028	64,837
18,966,667		Federal National Mortgage Association, (Series 2002-T14), Class S1, 5.25%, 4/15/2005	900,917
15,000,000		Federal National Mortgage Association, (Series 2003-33), Class PB, 4.00%, 2/25/2022	15,192,900
9,000,000		Federal National Mortgage Association, (Series 2003-99), Class TD, 5.00%, 1/25/2024	9,266,580

		TOTAL	25,425,234

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--5.5%
$2,054,826		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	$2,057,924
1,390,804	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.719%, 2/3/2029	1,363,864
3,835,748		Countrywide Home Loans 2003-15, Class 1A1, 1.59%, 6/25/2018	3,840,392
7,000,000	[1]	Harwood Street Funding I LLC 2001-1A, Class CTF, 2.891%, 9/20/2004	6,986,910
4,389,161		Impac CMB Trust 2002-7, Class A, 1.52%, 11/25/2032	4,419,490
3,385,848		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	3,407,991
7,208,268		Mastr Asset Securitization Trust 2003-8, Class 3A2, 1.49%, 9/25/2033	7,212,737
6,891,150		Nomura Asset Acceptance Corp. 2004-AP1, Class A1, 1.30%, 3/25/2034	6,896,732
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.741%, 6/20/2005	4,965,650
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.891%, 12/4/2006	4,951,550
9,598,649	[1,2]	RESI Finance LP 2002-A, Class B3, 2.692%, 10/10/2034	9,850,159
45,381	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.698%, 10/26/2023	34,816
36,050,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	514,434
36,125,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	453,008
30,500,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	427,915
207,422		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	208,895
38,585		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	38,902
6,000,000		Structured Asset Securities Corp. 2003-25XS, Class A2, 2.69%, 8/25/2033	6,040,620
3,785,689		Washington Mutual 2003-AR4, Class A3, 2.88%, 5/25/2033	3,786,522
3,629,884		Washington Mutual 2003-AR5, Class A2, 2.342%, 6/25/2033	3,632,751
18,325,000		Washington Mutual 2003-AR9, Class A2A, 2.340%, 9/25/2033	18,302,644
5,000,000		Washington Mutual 2003-AR12, Class A2, 2.45%, 2/25/2034	5,038,250

		TOTAL	94,432,156

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $172,704,509)	165,928,398

Principal Amount or Shares			Value
		U.S. TREASURY--1.2%
		Treasury Securities--1.2%
$19,284,375	[3,4]	U.S. Treasury Inflation Protected Note, 3.375%, 1/15/2007 (identified cost $20,771,062)	$21,249,067

		MUTUAL FUNDS--18.4%[5]
2,339,902		Federated Mortgage Core Portfolio	24,007,396
254,679,170	[4]	Federated Prime Value Obligations Fund, (Series IS)	254,679,170
31,061,785		Federated Prime Value Obligations Fund, (Series IS) (held as collateral for securities lending)	31,061,785
853,007		The High Yield Bond Portfolio	5,902,811

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $315,011,560)	315,651,162

		TOTAL INVESTMENTS--104.6% (IDENTIFIED COST $1,802,217,826)[6]	1,794,264,784

		OTHER ASSETS AND LIABILITIES - NET--(4.6)%	(79,714,431)

		TOTAL NET ASSETS--100%	$1,714,550,353

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2004, these securities amounted to $172,619,219 which represents 10.1% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $80,624,942 representing 4.7% of net assets).

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contract.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $1,802,217,826.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
REITS	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Total investments in securities, at value, including $315,651,162 of investments in affiliated issuers (Note 5) and $27,438,040 of securities loaned (identified cost $1,802,217,826)			$1,794,264,784
Cash			1,715
Income receivable			11,035,497
Receivable for investments sold			401,912
Receivable for shares sold			11,084,511
Prepaid expenses			81,675

TOTAL ASSETS			1,816,870,094

Liabilities:
Payable for investments purchased		$17,284,752
Payable for shares redeemed		51,555,816
Income distribution payable		1,536,633
Payable on collateral due to broker		31,061,785
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)		10,689
Payable for distribution services fee (Note 5)		202,440
Payable for shareholder services fee (Note 5)		200,421
Net payable for daily variation margin	`	467,205

TOTAL LIABILITIES			102,319,741

Net assets for 906,069,370 shares outstanding			$1,714,550,353

Net Assets Consist of:
Paid in capital			$1,793,730,670
Net unrealized depreciation of investments and futures contracts			(10,698,450)
Accumulated net realized loss on investments and futures contracts			(67,646,180)
Distributions in excess of net investment income			(835,687)

TOTAL NET ASSETS			$1,714,550,353

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$801,008,055 ÷ 423,296,334 shares outstanding			$1.89

Offering price per share			$1.89

Redemption proceeds per share			$1.89

Institutional Service Shares:
$436,924,115 ÷ 230,886,811 shares outstanding			$1.89

Offering price per share			$1.89

Redemption proceeds per share			$1.89

Class A Shares:
$476,618,183 ÷ 251,886,225 shares outstanding			$1.89

Offering price per share (100/98.00 of $1.89)[1]			$1.93

Redemption proceeds per share			$1.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $7,303)			$26,459,355
Dividends (received from affiliated issuers) (Note 5)			2,294,121

TOTAL INCOME			28,753,476

Expenses:
Investment adviser fee (Note 5)		$5,407,235
Administrative personnel and services fee (Note 5)		712,583
Custodian fees		47,207
Transfer and dividend disbursing agent fees and expenses (Note 5)		221,620
Directors'/Trustees' fees		9,173
Auditing fees		8,952
Legal fees		2,668
Portfolio accounting fees (Note 5)		74,837
Distribution services fee--Institutional Service Shares (Note 5)		665,194
Distribution services fee--Class A Shares (Note 5)		704,634
Shareholder services fee--Institutional Shares (Note 5)		1,000,625
Shareholder services fee--Institutional Service Shares (Note 5)		665,194
Shareholder services fee--Class A Shares (Note 5)		587,195
Share registration costs		72,860
Printing and postage		50,787
Insurance premiums		1,916
Taxes		110,644
Miscellaneous		5,070

TOTAL EXPENSES		10,348,394

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(3,451,734)
Waiver of administrative personnel and services fee	(27,456)
Waiver of transfer and dividend disbursing agent fees and expenses	(47,982)
Waiver of distribution services fee--Institutional Service Shares	(133,039)
Waiver of shareholder services fee--Institutional Shares	(1,000,625)

TOTAL WAIVERS AND REIMBURSEMENT		(4,660,836)

Net expenses			5,687,558

Net investment income			23,065,918

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(4,410,314)
Net realized loss on futures contract			(6,482,404)
Net change in unrealized appreciation of investments and futures contracts			2,494,051

Net realized and unrealized loss on investments and futures contracts			(8,398,667)

Change in net assets resulting from operations			$14,667,251

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2004	Year Ended 9/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,065,918	$57,880,934
Net realized loss on investments and futures contracts	(10,892,718)	(25,437,269)
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,494,051	(6,146,189)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,667,251	26,297,476

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,143,004)	(28,889,937)
Institutional Service Shares	(6,231,849)	(22,433,537)
Class A Shares	(5,194,687)	(7,801,559)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,569,540)	(59,125,033)

Share Transactions:
Proceeds from sale of shares	789,190,747	2,619,338,101
Net asset value of shares issued to shareholders in payment of distributions declared	12,143,019	29,338,144
Cost of shares redeemed	(948,331,303)	(2,520,571,575)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(146,997,537)	128,104,670

Change in net assets	(154,899,826)	95,277,113

Net Assets:
Beginning of period	1,869,450,179	1,774,173,066

End of period (including distributions in excess of net investment income of $(835,687) and $(1,332,065), respectively)	$1,714,550,353	$1,869,450,179

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transactions costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended March 31, 2004, the Fund had realized losses of $6,482,404 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with change in the value of the underlying securities.

At March 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
June 2004	600 U.S. Treasury Note 2-Year Futures	Short	$ (515,626)

June 2004	500 U.S. Treasury Note 5-Year Futures	Short	(646,344)

June 2004	150 U.S. Treasury Note 10-Year Futures	Short	(248,438)

March 2007	250 Eurodollar Futures	Short	(1,335,000)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(2,745,408)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$27,438,040	$31,061,785

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at March 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
ACAS Business Loan Trust 2003-1A, Class A, 1.641%, 4/20/2014	5/16/2003	$2,078,498

Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	6/18/2002	763,255

AQ Finance NIM Trust 2002-N6, Class NOTE, 1.74%, 12/25/2007	12/5/2002	1,035,054

Asset Backed Funding Corp. NIM 2004-Option 1, Class N1, 4.55%, 11/26/2033	3/26/2004	5,386,907

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	525,324

Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.84%, 5/25/2029	3/12/1999	321,362

CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.59%, 2/20/2014	5/13/2002	476,540

C-BASS ABS LLC (Series 1999-3), Class B1, 6.719%, 2/3/2029	7/9/1999	1,138,504

Chase Funding Mortgage Loan Asset-Backed Certificate 2003-1, Class NOTE, 8.75%, 7/27/2004	1/29/2003	418,088

First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	1,574,094

First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 10/25/2034	3/31/2004	4,487,809

First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	1,303,598

First Tennesse Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 -- 3/12/2003	7,238,368

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	565,393

Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	9/17/2002	806,359

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,933,567

Harwood Street Funding I LLC 2001-1A, Class CTF, 2.891%, 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	4/16/2003	907,790

Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	2,845,115

Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	7/31/2003	3,167,456

Long Beach Asset Holdings Corp. 2004-1, Class N1, 1.29%, 2/25/2009	1/30/2004	22,000,000

Mastr Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1/8/2003	1,168,971

MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	4/3/2003	3,189,375

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	109,494

Option One Mortgage Securities Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	7/25/2003	1,947,112

Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.741%, 6/20/2005	1/8/2003	4,933,906

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.891%, 12/4/2006	11/29/2001	5,000,000

Providian Master Trust 1991-1, Class C, 7.35%, 1/15/2009	4/22/2002	10,355,859

Resecuritization Mortgage Trust 1998-A, Class B3, 7.698%, 10/26/2023	2/12/1999	39,099

Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	9/23/2003	2,267,615

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	2,000,000,000
TOTAL	4,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	148,044,140	$280,000,751	417,700,349	$799,254,725
Shares issued to shareholders in payment of distributions declared	2,110,307	3,992,319	5,283,544	10,103,274
Shares redeemed	(160,066,899)	(302,819,873)	(449,608,504)	(859,195,430)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,912,452)	$(18,826,803)	(26,624,611)	$(49,837,431)

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	78,294,384	$148,304,119	386,043,353	$738,727,237
Shares issued to shareholders in payment of distributions declared	2,026,006	3,833,193	7,088,726	13,561,545
Shares redeemed	(172,629,541)	(326,531,945)	(529,178,017)	(1,011,467,972)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(92,309,151)	$(174,394,633)	(136,045,938)	$(259,179,190)

	Six Months Ended 3/31/2004		Period Ended 9/30/2003[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	190,656,847	$360,885,877	565,297,275	$1,081,356,139
Shares issued to shareholders in payment of distributions declared	2,282,396	4,317,507	2,974,116	5,673,325
Shares redeemed	(168,607,269)	(318,979,485)	(340,717,140)	(649,908,173)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	24,331,974	$46,223,899	227,554,251	$437,121,291

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(77,889,629)	$(146,997,537)	64,883,702	$128,104,670

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30. 2003.

4. FEDERAL TAX INFORMATION

At March 31, 2004, the cost of investments for federal tax purposes was $1,802,217,826. The net unrealized depreciation of investments for federal tax purposes was $7,953,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,381,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,334,957.

At September 30, 2003, the Fund had a capital loss carryforward of $44,795,939 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405

2010	$ 7,077,772

2011	$36,010,762

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$1,448,900

Federated Mortgage Core Portfolio	$ 590,113

High-Yield Bond Portfolio	$ 255,108

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended March 31, 2004 the fees paid to FAS and FServ were $565,445 and $119,682, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $27,310, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2004, were as follows:

Purchases	$305,274,006

Sales	$657,637,511

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q606
Cusip 31428Q879

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02603-01 (5/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        May 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 24, 2004